Transactions with Non-Controlling Interest (Details) - Schedule of contributions of non-controlling shareholders - Viva Negocio Inmobiliario S.A.C.[Member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Transactions with Non-Controlling Interest (Details) - Schedule of contributions of non-controlling shareholders [Line Items]
Contributions received	S/ 995	S/ 182	S/ 18
Returns of contributions	(37,874)	(27,286)	(15,743)
Decrease in equity of non controlling parties	S/ (36,879)	S/ (27,104)	S/ (15,725)